Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment, Product and Geographic Information
Revenues	$ 832,173	$ 906,802	$ 945,428
China
Segment, Product and Geographic Information
Revenues	613,818	665,558	720,758
Taiwan
Segment, Product and Geographic Information
Revenues	122,526	138,328	141,783
Korea
Segment, Product and Geographic Information
Revenues	49,588	61,687	27,397
Japan
Segment, Product and Geographic Information
Revenues	14,959	24,575	36,797
America
Segment, Product and Geographic Information
Revenues	21,345	12,545	14,150
Mexico
Segment, Product and Geographic Information
Revenues	4,847	2,807	627
Others
Segment, Product and Geographic Information
Revenues	5,090	1,302	3,916
Driver IC
Segment, Product and Geographic Information
Revenues	665,797	751,326	804,840
Driver IC | China
Segment, Product and Geographic Information
Revenues	516,096	567,137	632,363
Driver IC | Taiwan
Segment, Product and Geographic Information
Revenues	98,969	116,145	119,289
Driver IC | Korea
Segment, Product and Geographic Information
Revenues	39,460	51,672	22,584
Driver IC | Japan
Segment, Product and Geographic Information
Revenues	11,272	16,372	27,763
Driver IC | America
Segment, Product and Geographic Information
Revenues			2,841
Driver IC | Mexico
Segment, Product and Geographic Information
Revenues			0
Driver IC | Others
Segment, Product and Geographic Information
Revenues			0
Non-driver products
Segment, Product and Geographic Information
Revenues	166,376	155,476	140,588
Non-driver products | China
Segment, Product and Geographic Information
Revenues	97,722	98,421	88,395
Non-driver products | Taiwan
Segment, Product and Geographic Information
Revenues	23,557	22,183	22,494
Non-driver products | Korea
Segment, Product and Geographic Information
Revenues	10,128	10,015	4,813
Non-driver products | Japan
Segment, Product and Geographic Information
Revenues	3,687	8,203	9,034
Non-driver products | America
Segment, Product and Geographic Information
Revenues	21,345	12,545	11,309
Non-driver products | Mexico
Segment, Product and Geographic Information
Revenues	4,847	2,807	627
Non-driver products | Others
Segment, Product and Geographic Information
Revenues	$ 5,090	$ 1,302	$ 3,916